Intangible assets, net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 7 – Intangible assets, net

	December 31,	December 31,
	2016	2015

Software	$702,666	$752,101
Land use rights	1,857,410	1,988,087

Total	2,560,076	2,740,188
Less: Accumulated amortization	(771,898)	(637,681)

Intangible assets, net	$1,788,178	$2,102,507

There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2016 and 2015, land use rights with net book value of $1,522,564 and $1,669,445, respectively, were pledged as collateral for bank loans.

The land use rights are amortized over 50 years and the software is amortized over 5 years. Amortization expense for intangible assets for the years ended December 31, 2016 and 2015 totaled $184,213 and $197,026, respectively.